Government Grants (Details) - USD ($) $ in Millions					3 Months Ended		12 Months Ended
	Mar. 01, 2021	Feb. 12, 2021	Feb. 10, 2021	Feb. 01, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021
Government Grants (Details) [Line Items]
Awarded a grant of NOK	$ 142.0	$ 39.0		$ 2.5
Exchange rate	$ 16.5	$ 4.6		$ 0.3
Grant over period			two
Percentage of Expected Grant Made					50.00%
Maximum percentage of expected project costs covered under grant			70.00%
Percentage of project costs granted on receipt of the annual expense report			75.00%
Percentage of project costs granted on approval of final project and third-party attestation			25.00%
Research, Development and Innovation [Member]
Government Grants (Details) [Line Items]
Deferred income							$ 0.1
Research, Development and Innovation in Environmental Technology [Member]
Government Grants (Details) [Line Items]
Deferred income							1.3
Other Income [Member]
Government Grants (Details) [Line Items]
Grant income recognized							$ 2.3
First Milestone [Member]
Government Grants (Details) [Line Items]
Percentage of milestone met						30.00%
Second Milestone [Member]
Government Grants (Details) [Line Items]
Percentage of milestone met					50.00%